Loans Receivable, Net and Allowance for Loan Losses, Allowance for Loan Losses (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Allowance for loan losses [Roll Forward]
Allowance for loan losses, beginning balance	$ 860,000	$ 805,000
Charge-offs	(159,000)	(107,000)
Recoveries	0	0
Provision	240,000	162,000
Allowance for loan losses, ending balance	941,000	860,000
Allowance for loan losses, additional information [Abstract]
Individually evaluated for impairment	21,000	140,000
Collectively evaluated for impairment	920,000	720,000
Loans receivable, ending balance	108,108,000	85,256,000
Loans receivable, individually evaluated for impairment	2,357,000	1,632,000
Loans receivable, collectively evaluated for impairment	105,751,000	83,624,000
Nonaccrual loans by class of loan portfolio [Abstract]
Nonaccrual loans	1,900,000	2,400,000
Interest income on non-accrual loans	1,000	78,000
Interest income forgone on non-accrual loans	53,000	22,000
Unallocated [Member]
Allowance for loan losses [Roll Forward]
Allowance for loan losses, beginning balance	44,000	47,000
Charge-offs	0	0
Recoveries	0	0
Provision	31,000	(3,000)
Allowance for loan losses, ending balance	75,000	44,000
Allowance for loan losses, additional information [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	75,000	44,000
Loans receivable, ending balance	0	0
Loans receivable, individually evaluated for impairment	0	0
Loans receivable, collectively evaluated for impairment	0	0
Real Estate Loans [Member]
Allowance for loan losses, additional information [Abstract]
Loans receivable, ending balance	107,875,000	85,094,000
Real Estate Loans [Member] | One-to-four Family Residential [Member]
Allowance for loan losses, additional information [Abstract]
Loans receivable, ending balance	52,389,000	45,390,000
Real Estate Loans [Member] | One-to-four Family Residential [Member] | Owner Occupied [Member]
Allowance for loan losses [Roll Forward]
Allowance for loan losses, beginning balance	77,000	114,000
Charge-offs	(15,000)	0
Recoveries	0	0
Provision	(3,000)	(37,000)
Allowance for loan losses, ending balance	59,000	77,000
Allowance for loan losses, additional information [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	59,000	77,000
Loans receivable, ending balance	8,900,000	10,272,000
Loans receivable, individually evaluated for impairment	456,000	131,000
Loans receivable, collectively evaluated for impairment	8,444,000	10,141,000
Real Estate Loans [Member] | One-to-four Family Residential [Member] | Non-owner Occupied [Member]
Allowance for loan losses [Roll Forward]
Allowance for loan losses, beginning balance	368,000	351,000
Charge-offs	(75,000)	(103,000)
Recoveries	0	0
Provision	131,000	120,000
Allowance for loan losses, ending balance	424,000	368,000
Allowance for loan losses, additional information [Abstract]
Individually evaluated for impairment	0	24,000
Collectively evaluated for impairment	424,000	344,000
Loans receivable, ending balance	43,489,000	35,118,000
Loans receivable, individually evaluated for impairment	1,102,000	695,000
Loans receivable, collectively evaluated for impairment	42,387,000	34,423,000
Real Estate Loans [Member] | Multi-family Residential [Member]
Allowance for loan losses [Roll Forward]
Allowance for loan losses, beginning balance	20,000	26,000
Charge-offs	0	0
Recoveries	0	0
Provision	16,000	(6,000)
Allowance for loan losses, ending balance	36,000	20,000
Allowance for loan losses, additional information [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	36,000	20,000
Loans receivable, ending balance	6,023,000	3,315,000
Loans receivable, individually evaluated for impairment	0	0
Loans receivable, collectively evaluated for impairment	6,023,000	3,315,000
Real Estate Loans [Member] | Commercial Real Estate and Lines of Credit [Member]
Allowance for loan losses [Roll Forward]
Allowance for loan losses, beginning balance	219,000	148,000
Charge-offs	0	0
Recoveries	0	0
Provision	(20,000)	71,000
Allowance for loan losses, ending balance	199,000	219,000
Allowance for loan losses, additional information [Abstract]
Individually evaluated for impairment	21,000	88,000
Collectively evaluated for impairment	178,000	131,000
Loans receivable, ending balance	27,743,000	20,595,000
Loans receivable, individually evaluated for impairment	674,000	494,000
Loans receivable, collectively evaluated for impairment	27,069,000	20,101,000
Real Estate Loans [Member] | Construction [Member]
Allowance for loan losses [Roll Forward]
Allowance for loan losses, beginning balance	63,000	35,000
Charge-offs	0	0
Recoveries	0	0
Provision	33,000	28,000
Allowance for loan losses, ending balance	96,000	63,000
Allowance for loan losses, additional information [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	96,000	63,000
Loans receivable, ending balance	16,038,000	9,765,000
Loans receivable, individually evaluated for impairment	0	0
Loans receivable, collectively evaluated for impairment	16,038,000	9,765,000
Real Estate Loans [Member] | Home Equity [Member]
Allowance for loan losses [Roll Forward]
Allowance for loan losses, beginning balance	68,000	83,000
Charge-offs	(69,000)	(4,000)
Recoveries	0	0
Provision	51,000	(11,000)
Allowance for loan losses, ending balance	50,000	68,000
Allowance for loan losses, additional information [Abstract]
Individually evaluated for impairment	0	28,000
Collectively evaluated for impairment	50,000	40,000
Loans receivable, ending balance	5,682,000	6,029,000
Loans receivable, individually evaluated for impairment	125,000	306,000
Loans receivable, collectively evaluated for impairment	5,557,000	5,723,000
Consumer Non-real Estate [Member]
Allowance for loan losses [Roll Forward]
Allowance for loan losses, beginning balance	1,000	1,000
Charge-offs	0	0
Recoveries	0	0
Provision	1,000	0
Allowance for loan losses, ending balance	2,000	1,000
Allowance for loan losses, additional information [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	2,000	1,000
Loans receivable, ending balance	233,000	162,000
Loans receivable, individually evaluated for impairment	0	6,000
Loans receivable, collectively evaluated for impairment	$ 233,000	$ 156,000